Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share
The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:
Net profit for the year

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$35,457,908	$32,378,936	$40,015,755	$1,275,606
Effect of potentially dilutive ordinary shares:
Potential ordinary shares of the subsidiary	(494,272)	(747,333)	(1,268,608)	(40,440)

Earnings used in the computation of diluted earnings per share	$34,963,636	$31,631,603	$38,747,147	$1,235,166

Weighted average number of ordinary shares outstanding (in thousand shares)
	For the Year Ended December 31
	2023	2024	2025

Weighted average number of ordinary shares in the computation of basic earnings per share	4,295,871	4,318,991	4,341,193
Effect of potentially dilutive ordinary shares
Employee share options	42,045	70,534	76,886
Employees’ compensation	924	623	536
Employee restricted stock awards	8,830	1,865	10,938

Weighted average number of ordinary shares in the computation of diluted earnings per share	4,347,670	4,392,013	4,429,553